Administrative expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expense by nature
Business combination costs	$ 0.3	$ 0.1	$ 1.2	$ 0.3
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(0.5)	2.8	(12.9)	10.9
Net gain on disposal of property, plant and equipment and right-of-use assets	(2.2)	(1.9)	(1.0)	(2.3)
Other	5.5	3.8	8.6	6.4
Administrative expense
Expense by nature
Staff costs	47.5	45.7	90.6	82.4
Facilities, short term rental and upkeep	8.2	8.1	16.5	16.5
Travel costs	2.9	3.1	5.5	6.0
Depreciation	2.2	2.7	4.9	5.4
Net loss allowance/(reversal of loss allowance) on trade receivables	1.4	(2.4)	1.8	2.2
Amortization	0.9	1.1	1.7	2.1
Operating taxes	0.5	0.2	0.6	0.7
Business combination costs	0.3	0.1	1.2	0.3
Impairment of goodwill				87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(0.5)	2.8	(12.9)	10.9
Net gain on disposal of property, plant and equipment and right-of-use assets	(2.2)	(1.9)	(1.0)	(2.3)
Professional fees	10.0	14.6	21.3	27.2
Other	6.1	7.3	10.6	13.3
Total	$ 77.3	$ 81.4	$ 140.8	$ 252.6